CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 110	$ 1,639
Restricted bank deposit	1,100	1,162
Accounts receivable, net of allowance for doubtful accounts of $6,667 and $4,747 as of December 31, 2019 and 2018, respectively (Note 14)	13,047	13,460
Other current assets (Note 3)	961	951
Inventories, net (Note 4)	2,646	3,169
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	23,147	25,664
LONG-TERM ASSETS
Severance pay funds	362	361
Deferred tax long term	510	385
Property and equipment, net (Note 5)	894	843
Other Intangible assets, net (Note 6)	8,065	10,070
Goodwill	7,026	7,026
TOTAL LONG-TERM ASSETS	16,857	18,685
TOTAL ASSETS	40,004	44,349
CURRENT LIABILITIES
Short-term loans and other	445
Accounts payable	3,541	3,488
Employees and payroll accruals	3,229	2,773
Related parties (Note 12.c)	305	171
Accrued expenses and other liabilities (Note 7)	4,667	4,475
Deferred revenue	1,332	1,665
Short-term liability for future earn-out	794	971
TOTAL CURRENT LIABILITIES	14,313	13,543
LONG-TERM LIABILITIES
Long-term loan (Note 1c)	14,187	9,624
Related parties (Note 12.c)	2,383	165
Deferred revenues	210	836
Long-term liability for future earn-out		46
Accrued severance pay	579	585
TOTAL LONG TERM LIABILITIES	17,359	11,256
TOTAL LIABILITIES	31,672	24,799
Commitments and contingent liabilities (Note 8)
SHAREHOLDERS' EQUITY (Note 11)
Ordinary shares, NIS 0.25 par value - authorized 28,000,000 shares, 16,214,228 shares issued and outstanding at December 31, 2019 and 16,126,237 shares issued and outstanding at December 31, 2018	1,116	1,110
Additional paid-in capital	84,680	84,399
Accumulated deficit	(77,464)	(65,959)
Total shareholders' equity	8,332	19,550
Total liabilities and shareholders' equity	$ 40,004	$ 44,349